Consolidated Statements of Financial Position ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
ASSETS
Goodwill	₨ 117,584	$ 1,806	₨ 125,796
Intangible assets	18,113	278	15,922
Property, plant and equipment	64,443	990	69,794
Derivative assets	41	1	106
Investments	7,668	118	7,103
Investment in equity accounted investee	1,206	19
Trade receivables	4,446	68	3,998
Deferred tax assets	6,908	106	3,098
Non-current tax assets	18,349	282	12,008
Other non-current assets	15,726	242	16,793
Total non-current assets	254,484	3,910	254,618
Inventories	3,370	52	3,915
Trade receivables	100,990	1,551	94,846
Other current assets	30,596	469	30,751
Unbilled revenues	42,486	653	45,095
Investments	249,094	3,826	292,030
Current tax assets	6,262	96	9,804
Derivative assets	1,232	19	9,747
Cash and cash equivalents	44,925	690	52,710
Total current assets excluding assets held for sale	478,955	7,356	538,898
Assets held for sale	27,201	418
Total current assets	506,156	7,774	538,898
TOTAL ASSETS	760,640	11,684	793,516
Share capital	9,048	139	4,861
Share premium	800	12	469
Retained earnings	453,265	6,962	490,930
Share based payment reserve	1,772	27	3,555
Other components of equity	18,051	277	20,489
Equity attributable to the equity holders of the Company	482,936	7,417	520,304
Non-controlling interest	2,410	37	2,391
TOTAL EQUITY	485,346	7,454	522,695
Long-term loans and borrowings	45,268	695	19,611
Derivative liabilities	7		2
Deferred tax liabilities	3,059	47	6,614
Non-current tax liabilities	9,220	142	9,547
Other non-current liabilities	4,230	65	5,500
Provisions	3		4
Total non-current liabilities	61,787	949	41,278
Loans, borrowings and bank overdrafts	92,991	1,428	122,801
Trade payables and accrued expenses	68,129	1,047	65,486
Unearned revenues	17,139	264	16,150
Current tax liabilities	9,417	145	8,101
Derivative liabilities	2,210	34	2,708
Other current liabilities	16,613	256	13,027
Provisions	796	12	1,270
Total current liabilities excluding liabilities directly associated with assets held for sale	207,295	3,186	229,543
Liabilities directly associated with assets held for sale	6,212	95
Total current liabilities	213,507	3,281	229,543
TOTAL LIABILITIES	275,294	4,230	270,821
TOTAL EQUITY AND LIABILITIES	₨ 760,640	$ 11,684	₨ 793,516